Cover	Sep. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41248
Entity Registrant Name	Knightscope, Inc.
Entity Central Index Key	0001600983
Entity Tax Identification Number	46-2482575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1070 Terra Bella Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	924-1025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	KSCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false